Income taxes	12 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
Income taxes
Income taxes
Significant components of the Company’s net deferred income tax liability as at June 30, 2018 and 2017 are as follows:

	June 30, 2018	June 30, 2017
	$	$

Broadcast licenses	(17,967)	(17,967)
Tangible benefit obligation	2,171	2,352
Leasehold inducement	—	123
Foreign tax credits	2,324	85
Participation payables and finance lease obligations and other liabilities	—	64
Property and equipment	697	(1,724)
Share issuance costs and deferred financing fees	(1,603)	(1,051)
Investment in film and television programs and acquired and library content	(27,568)	(7,782)
Intangible assets	(9,633)	(6,278)
Non-capital losses and other	33,900	17,619

Net deferred income tax liability	(17,679)	(14,559)

Deferred income tax liabilities have not been recognized for the withholding tax and other taxes that would be payable on unremitted earnings of certain subsidiaries, as such amounts are permanently reinvested. Unremitted earnings totalled $72,648 at June 30, 2018 (2017 - $60,510).

The reconciliation of income taxes computed at the statutory tax rates to income tax expense (recovery) is as follows:

	June 30, 2018	June 30, 2017
	$	$

Income tax expense (recovery) based on combined federal and provincial tax rates of 31% (June 30, 2017 - 31%)	(1,664)	(113)
Income taxes increased (reduced) by:
Share-based compensation	915	1,792
Non-taxable portion of capital gain	(1,024)	—
Tax rate differential	3,675	(1,252)
Non-controlling interest	(2,223)	—
Non-deductible acquisition costs	—	1,244
Tax rate change on opening balance	2,120	—
Other	(308)	200

Provision for income taxes	1,491	1,871

The Company operates in multiple jurisdictions with differing tax rates. The Company’s effective tax rates are dependent on the jurisdiction to which income relates.

For the year ended June 30, 2018, the Company’s blended U.S. federal statutory tax rate is 27.5%, a result of using a tax rate of 34% for the six months ended December 31, 2017 and a reduced tax rate of 21% for the six months ended June 30, 2018.  As a result of the change in the U.S. federal statutory tax rate, the Company has recorded an estimated $2,120 expense, primarily as a result of the re-measurement of its deferred tax assets and deferred tax liabilities.  The Company’s deferred tax assets and deferred tax liabilities have been re-measured to reflect the reduced U.S. federal statutory tax rate expected to apply when the deferred tax assets and deferred tax liabilities are settled or realized in future periods; re-measuring the deferred tax assets and deferred tax liabilities involves estimating when the amounts will be settled or realized, and may be further revised if these estimates are ultimately different from actual future operating results.